Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 14, 2011
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 14, 2011

Global X FTSE Colombia 20 ETF (Prospectus Summary) | Global X FTSE Colombia 20 ETF
Global X Funds
SUPPLEMENT DATED MARCH 14, 2011

                     TO THE PROSPECTUS DATED MARCH 1, 2011

This Supplement updates certain information contained in the above-dated
Prospectus for Global X Funds ("Trust") regarding Global X FTSE Colombia 20 ETF
("Fund"), a series of the Trust.

Effective March 14, 2011, Global X Management Company LLC, the investment adviser to the Fund ("Adviser"), entered into a voluntary Expense Limitation
Agreement with the Fund to assure that the Fund's total operating expenses
(exclusive of taxes and governmental fees, brokerage fees, commissions, and other transaction expenses, dividend expenses, borrowing costs, and extraordinary expenses) will not exceed 0.78% of the Fund's average daily net assets per year until at least April 1, 2012 and is annually renewable thereafter.

The "Annual Fund Operating Expenses" table as well as the "Example" table that appear in the section titled "Fees and Expenses" on page 6 of the Prospectus are deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:1                                                             0.68%
Distribution and Service (12b-1) Fees:                                     None
Other Expenses (Custody Fees):2                                               0.13%
Total Annual Fund Operating Expenses:                                         0.81%
Expense Reimbursement and/or Fee Waiver:                                      0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement:                                                                0.78%

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage fees and commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year Three Years Five Years Ten Years
   $ 80       $ 249       $ 433       $ 966

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

1      Pursuant to an Expense Limitation Agreement, the Adviser has agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes and governmental fees, brokerage fees, commissions, and other transaction expenses, dividend expenses, borrowing costs, and extraordinary expenses) will not exceed
0.78% of the Fund's average daily net assets per year until at least April 1,
2012. Pursuant to the Expense Limitation Agreement, the Fund (at a later date)
may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the
Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.78% during the year in which it is paid and the Board of Trustees has approved in advance such reimbursement to the Adviser.

2      The expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Global X FTSE Colombia 20 ETF
Management Fees	[1]	0.68%
Distribution and Service (12b-1) Fees		none
Other Expenses (Custody Fees)	[2]	0.13%
Total Annual Fund Operating Expenses		0.81%
Expense Reimbursement and/or Fee Waiver		0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.78%
[1]	Pursuant to an Expense Limitation Agreement, the Adviser has agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes and governmental fees, brokerage fees, commissions, and other transaction expenses, dividend expenses, borrowing costs, and extraordinary expenses) will not exceed 0.78% of the Fund's average daily net assets per year until at least April 1, 2012. Pursuant to the Expense Limitation Agreement, the Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.78% during the year in which it is paid and the Board of Trustees has approved in advance such reimbursement to the Adviser.
[2]	The expense information has been restated to reflect current fees.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage fees and commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Global X FTSE Colombia 20 ETF	80	249	433	966

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Global X FTSE Colombia 20 ETF (Prospectus Summary) | Global X FTSE Colombia 20 ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global X Funds
Risk/Return, Supplement Text Block	ck0001432353_SupplementTextBlock
SUPPLEMENT DATED MARCH 14, 2011

                     TO THE PROSPECTUS DATED MARCH 1, 2011

This Supplement updates certain information contained in the above-dated
Prospectus for Global X Funds ("Trust") regarding Global X FTSE Colombia 20 ETF
("Fund"), a series of the Trust.

Effective March 14, 2011, Global X Management Company LLC, the investment adviser to the Fund ("Adviser"), entered into a voluntary Expense Limitation
Agreement with the Fund to assure that the Fund's total operating expenses
(exclusive of taxes and governmental fees, brokerage fees, commissions, and other transaction expenses, dividend expenses, borrowing costs, and extraordinary expenses) will not exceed 0.78% of the Fund's average daily net assets per year until at least April 1, 2012 and is annually renewable thereafter.

The "Annual Fund Operating Expenses" table as well as the "Example" table that appear in the section titled "Fees and Expenses" on page 6 of the Prospectus are deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:1                                                             0.68%
Distribution and Service (12b-1) Fees:                                     None
Other Expenses (Custody Fees):2                                               0.13%
Total Annual Fund Operating Expenses:                                         0.81%
Expense Reimbursement and/or Fee Waiver:                                      0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement:                                                                0.78%

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage fees and commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year Three Years Five Years Ten Years
   $ 80       $ 249       $ 433       $ 966

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

1      Pursuant to an Expense Limitation Agreement, the Adviser has agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes and governmental fees, brokerage fees, commissions, and other transaction expenses, dividend expenses, borrowing costs, and extraordinary expenses) will not exceed
0.78% of the Fund's average daily net assets per year until at least April 1,
2012. Pursuant to the Expense Limitation Agreement, the Fund (at a later date)
may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the
Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.78% during the year in which it is paid and the Board of Trustees has approved in advance such reimbursement to the Adviser.

2      The expense information has been restated to reflect current fees.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage fees and commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Global X FTSE Colombia 20 ETF | Global X FTSE Colombia 20 ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Custody Fees)	rr_OtherExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Reimbursement and/or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.78%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	966

[1]	Pursuant to an Expense Limitation Agreement, the Adviser has agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes and governmental fees, brokerage fees, commissions, and other transaction expenses, dividend expenses, borrowing costs, and extraordinary expenses) will not exceed 0.78% of the Fund's average daily net assets per year until at least April 1, 2012. Pursuant to the Expense Limitation Agreement, the Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.78% during the year in which it is paid and the Board of Trustees has approved in advance such reimbursement to the Adviser.
[2]	The expense information has been restated to reflect current fees.